                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6567

                     Van Kampen Municipal Opportunity Trust
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31___

Date of reporting period: 1/31/07

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2007 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                                  COUPON         MATURITY                 VALUE
-------   --------------------------------------------------           ------         --------        --------------
          MUNICIPAL BONDS   185.6%
          ALABAMA   6.1%
 $  1,000 Alabama Bldg Renovation Fin
             Auth Rev Rfdg (AMBAC Insd) ....................            5.625%        09/01/24        $    1,060,070
    1,550 Birmingham, AL Arpt Auth Arpt
             Rev Rfdg (AMBAC Insd)
             (AMT) (a) .....................................            5.500         07/01/14             1,611,256
    4,000 Birmingham Baptist Med Ctr AL
             Spl Care Fac Fin Auth Rev
             Baptist Hlth Sys Inc Ser A ....................            5.000         11/15/30             4,072,320
    1,000 Jefferson Cnty, AL Ltd Oblig
             Sch Wt Ser A ..................................            5.000         01/01/24             1,042,980
    4,250 Jefferson Cnty, AL Ltd Oblig
             Sch Wt Ser A ..................................            5.250         01/01/23             4,516,602
    2,295 Marshall Cnty, AL Hlthcare Ser C .................            6.000         01/01/32             2,460,515
        5 Mobile, AL Indl Dev Brd Solid
             Waste Disp Rev Mobile Energy
             Svc Co Proj Rfdg ..............................            6.950         01/01/20                   471
    2,000 Montgomery, AL Wt (AMBAC
             Insd) .........................................            5.250         05/01/20             2,146,720
    2,000 Montgomery Cnty, AL Pub Bldg
             Auth Rev Wt Fac Proj (MBIA
             Insd) .........................................            5.000         03/01/31             2,105,060
   14,850 University of AL at Birmingham
             Hosp Rev Ser A (b) ............................            5.000         09/01/41            15,253,475
                                                                                                      --------------
                                                                                                          34,269,469
                                                                                                      --------------
          ALASKA   1.1%
    1,000 Alaska St Hsg Fin Corp Gen Hsg
             Ser A (FGIC Insd) .............................            5.250         12/01/41             1,058,120

    5,000 Northern Tob Sec Corp AK Tob
             Settlement Rev Asset Bkd Ser
             A .............................................            5.000         06/01/46             5,025,550
                                                                                                      --------------
                                                                                                           6,083,670
                                                                                                      --------------
          ARIZONA   4.4%
    1,425 Arizona Cap Fac Fin Corp
             Student Hsg Rev AZ St Univ
             Proj ..........................................            6.250         09/01/32             1,514,732
    2,900 Arizona Tourism & Sports Auth
             Multi Purp Stad Fac Ser A
             (MBIA Insd) (Prerefunded @
             7/01/13) ......................................            5.375         07/01/22             3,153,518
    1,500 Maricopa Cnty, AZ Stad Dist
             Rfdg (AMBAC Insd) .............................            5.375         06/01/19             1,605,150
    2,875 Phoenix, AZ Civic Impt Corp Arpt
             Rev Jr Lien (FGIC Insd)
             (AMT) .........................................            5.375         07/01/29             2,889,979
      495 Pima Cnty, AZ Indl Dev Auth Indl
             Rev Lease Oblig Irvington Proj
             Tucson Rfdg Ser A (FSA
             Insd) .........................................            7.250         07/15/10               508,662
   14,840 University of AZ Med Ctr Corp ....................            5.000         07/01/35            15,114,985
                                                                                                      --------------
                                                                                                          24,787,026
                                                                                                      --------------
          CALIFORNIA   19.6%
    2,630 Anaheim, CA Pub Fin Auth
             Lease Rev Cap Apprec Sub
             Pub Impt Proj Ser C (FSA
             Insd) .........................................              *           09/01/20             1,460,018
    2,400 Bay Area Govt Assn CA Rev
             Tax Alloc CA Redev Pool Ser
             A (XLCA Insd) .................................            5.250         09/01/29             2,564,544
    1,050 California Cnty, CA Tob Sec Agy
             Asset Bkd Merced Cnty Rfdg
             Ser A .........................................            5.125         06/01/38             1,067,734

    2,000 California Cnty, CA Tob Sec Agy
             Asset Bkd Sonoma Cnty Corp
             Rfdg ..........................................            5.125         06/01/38             2,033,780
    1,750 California Cnty, CA Tob Sec Agy
             Asset Bkd Sonoma Cnty Corp
             Rfdg ..........................................            5.250         06/01/45             1,794,380
   15,000 California Hlth Fac Fin Auth Rev
             Cedars Sinai Med Ctr Rfdg (b) .................            5.000         11/15/34            15,489,000
    1,800 California Hlth Fac Fin Auth Rev
             Kaiser Permanente Ser A .......................            5.000         04/01/37             1,860,732
    2,000 California Pollutn Ctl Fin Auth
             Solid Waste Disp Rev Waste
             Mgmt Inc Proj Ser B (AMT) .....................            5.000         07/01/27             2,064,700
       20 California Rural Home Mtg Fin
             Auth Single Family Mtg Rev
             Ser C (GNMA Collateralized)
             (AMT) .........................................            7.800         02/01/28                20,387
    5,770 California St ....................................            5.000         02/01/33             5,992,491
    7,000 California Statewide Cmnty Dev
             Auth Rev Daughters of Charity
             Hlth Ser A ....................................            5.000         07/01/39             7,093,310
    7,750 California Statewide Cmnty Dev
             Auth Rev Daughters of Charity
             Hlth Ser A ....................................            5.250         07/01/30             8,114,483
    5,000 California Statewide Cmnty Dev
             Auth Rev Hlth Fac Adventist
             Hlth Ser A ....................................            5.000         03/01/30             5,148,850
    3,000 California Statewide Cmnty Dev
             Auth Rev Hlth Fac Adventist
             Hlth Ser A ....................................            5.000         03/01/35             3,081,150
    3,600 California Statewide Cmnty Dev
             Auth Rev Kaiser Permanente
             Ser B .........................................            5.000         03/01/41             3,712,536

    5,200 California Statewide Cmnty Dev
             Auth Rev Kaiser Permanente
             Ser B .........................................            5.250         03/01/45             5,478,044
    2,000 California St Dept Wtr Res Pwr
             Ser A (Prerefunded @
             5/01/12) ......................................            5.750         05/01/17             2,212,900
    3,500 California St Pub Wk Brd Lease
             Rev Dept Corrections Ser C ....................            5.250         06/01/28             3,700,165
    2,000 California St Pub Wk Brd Lease
             Rev Dept Mental Hlth Coalinga
             Ser A .........................................            5.000         06/01/25             2,086,500
    4,405 California St Tcrs Bny (AMBAC
             Insd) .........................................            5.125         10/01/27             4,493,100
    5,000 Foothill/Eastern Corridor Agy CA
             Toll Rd Rev Cap Apprec Rfdg ...................              *           01/15/25             1,817,300
    4,000 Foothill/Eastern Corridor Agy CA
             Toll Rd Rev Conv Cap Apprec
             Sr Lien Ser A (d) .............................            7.050         01/01/10             4,374,640
    2,400 Tobacco Sec Auth Northn CA
             Tob Settlement Rev Asset Bkd
             Ser A-1 .......................................            5.375         06/01/38             2,494,536
    1,600 Tobacco Sec Auth Northn CA
             Tob Settlement Rev Asset Bkd
             Ser A-1 .......................................            5.500         06/01/45             1,675,504
    6,000 Tobacco Sec Auth Southn CA
             Tob Settlement Ser A-1 ........................            5.000         06/01/37             6,052,740
   12,000 Tobacco Sec Auth Southn CA
             Tob Settlement Ser A-1 ........................            5.125         06/01/46            12,182,280
    1,600 Turlock, CA Hlth Fac Rev Ctf
             Partn Emanuel Med Ctr Inc .....................            5.375         10/15/34             1,672,176
                                                                                                      --------------
                                                                                                         109,737,980
                                                                                                      --------------
          COLORADO   4.0%
    3,000 Colorado Hlth Fac Auth Rev
             Catholic Hlth Initiatives Ser
             A (d) .........................................            5.500         03/01/32             3,215,010

    2,500 Colorado Hlth Fac Auth Rev
             Covenant Retirement Cmnty
             Inc ...........................................            5.000         12/01/35             2,531,000
    3,700 Colorado Hlth Fac Auth Rev
             Evangelical Lutheran ..........................            5.000         06/01/35             3,768,857
    1,000 Colorado Hlth Fac Auth Rev
             Hosp Portercare Adventist
             Hlth (Prerefunded @
             11/15/11) .....................................            6.500         11/15/31             1,122,910
    1,000 Colorado Hsg Fin Auth
             Multi-Family Hsg Ins Mtg Ser
             B-2 (FHA Gtd) (AMT) ...........................            5.800         10/01/28             1,016,420
    5,440 Colorado Hsg Fin Auth Single
             Family Mtg Rev Ser C-3 (AMT)
             (b) ...........................................            4.625         11/01/36             5,319,232
       61 Colorado Hsg Fin Auth Single
             Family Pgm Sr Ser A-2 (AMT) ...................            7.250         05/01/27                61,465
       30 Colorado Hsg Fin Auth Single
             Family Pgm Sr Ser C-1 (AMT) ...................            7.550         11/01/27                30,237
    1,005 Greeley, CO Multi-Family Rev
             Hsg Mtg Creek Stone (FHA
             Gtd) (AMT) ....................................            5.950         07/01/28             1,029,030
      530 Highlands Ranch Metro Dist No 2
             CO (FSA Insd) (d) .............................            6.500         06/15/11               587,229
      470 Highlands Ranch Metro Dist No 2
             CO (FSA Insd) .................................            6.500         06/15/11               520,553
    1,500 Park Creek Metro Dist CO Rev Sr
             Ltd Tax Ppty Rfdg .............................            5.500         12/01/37             1,587,405
    1,500 University of CO Hosp Auth Rev
             Ser A .........................................            5.250         11/15/39             1,562,550
                                                                                                      --------------
                                                                                                          22,351,898
                                                                                                      --------------
          CONNECTICUT   1.6%
    6,500 Connecticut St Spl Oblig Pkg Rev
             Bradley Intl Arpt Ser A (ACA
             Insd) (AMT) ...................................            6.600         07/01/24             7,077,070

    1,000 Hartford, CT Pkg Sys Rev Ser A
             (Prerefunded @ 7/01/10) .......................            6.400         07/01/20             1,081,170
    1,000 Mashantucket West Pequot
             Tribe CT Spl Rev Ser A (e) ....................            5.500         09/01/36             1,053,620
                                                                                                      --------------
                                                                                                           9,211,860
                                                                                                      --------------
          DISTRICT OF COLUMBIA   2.1%
    2,500 District Columbia Rev Gonzaga
             College (FSA Insd) ............................            5.250         07/01/32             2,652,100
    8,850 Metropolitan WA Auth Sys Ser
             A (FGIC Insd) (AMT) ...........................            5.250         10/01/32             9,259,224
                                                                                                      --------------
                                                                                                          11,911,324
                                                                                                      --------------
          FLORIDA   2.3%
      460 Escambia Cnty, FL Hlth Fac Auth
             Rev FL Hlthcare Fac Ln VHA
             Pgm (AMBAC Insd) ..............................            5.950         07/01/20               476,647
    2,500 Highlands Cnty, FL Hlth Fac
             Auth Rev Hosp Adventist Hlth
             Sys Ser C .....................................            5.250         11/15/36             2,643,925
    1,000 Highlands Cnty, FL Hlth Fac
             Auth Rev Hosp Adventist Hlth
             Sys Ser D .....................................            5.000         11/15/35             1,026,040
    1,000 Lakeland, FL Hosp Sys Rev
             Lakeland Regl Hlth Sys
             (Prerefunded @ 11/15/12) ......................            5.500         11/15/32             1,093,670
    2,500 Miami-Dade Cnty, FL Aviation
             Miami Intl Arpt (FGIC Insd)
             (AMT) .........................................            5.375         10/01/32             2,633,600
    2,100 Miami-Dade Cnty, FL Aviation
             Miami Intl Arpt Ser A (FGIC
             Insd) (AMT) ...................................            5.375         10/01/27             2,213,316
      215 North Broward, FL Hosp Dist
             Rev Impt ......................................            6.000         01/15/31               228,928

    2,160 North Broward, FL Hosp Dist
             Rev Impt (Prerefunded @
             1/15/11) ......................................            6.000         01/15/31             2,350,318
                                                                                                      --------------
                                                                                                          12,666,444
                                                                                                      --------------
          GEORGIA   3.4%
    1,000 Atlanta, GA Arpt Rev Ser B
             (FGIC Insd) (AMT) .............................            5.625         01/01/30             1,047,690
    1,383 Fulton Cnty, GA Lease Rev
             (Acquired 12/23/94, Cost $1,382,772)
             (f) ...........................................            7.250         06/15/10             1,419,457
    7,000 Georgia Muni Elec Auth Pwr Rev
             Ser A (MBIA Insd) .............................            6.500         01/01/20             8,659,490
    3,770 Monroe Cnty, GA Dev Auth
             Pollutn Ctl Rev Oglethorpe Pwr
             Corp Scherer Ser A ............................            6.800         01/01/12             4,231,938
    2,500 Municipal Elec Auth GA
             Combustion Turbine Proj Ser A
             (MBIA Insd) ...................................            5.250         11/01/21             2,655,000
    1,000 Oconee Cnty, GA Indl Dev Auth
             Rev Oiit Proj (XLCA Insd) .....................            5.250         07/01/25             1,055,900
                                                                                                      --------------
                                                                                                          19,069,475
                                                                                                      --------------
          ILLINOIS   13.9%
    3,750 Bolingbrook, IL Cap Apprec Ser
             B (MBIA Insd) .................................              *           01/01/30             1,103,812
    3,150 Chicago, IL O'Hare Intl Arpt Rev
             Gen Arpt Third Lien Rfdg Ser
             A (MBIA Insd) (AMT) ...........................            5.375         01/01/32             3,300,633
   26,900 Chicago, IL O'Hare Intl Arpt Rev
             Gen Arpt Third Lien Ser A
             (MBIA Insd) (b) ...............................            5.250         01/01/24            28,992,013
      615 Chicago, IL Pk Dist Ser C (FGIC
             Insd) .........................................            5.500         01/01/19               653,653
    1,885 Chicago, IL Pk Dist Ser C (FGIC
             Insd) (Prerefunded @
             7/01/11) ......................................            5.500         01/01/19             2,016,083

       15 Chicago, IL Single Family Mtg
             Rev Ser A (GNMA
             Collateralized) (AMT) .........................            7.000         09/01/27                15,375
    4,500 Cook Cnty, IL Cap Impt Ser A
             (FGIC Insd) ...................................            5.000         11/15/23             4,643,685
    6,000 Illinois Fin Auth Rev
             Northwestern Mem Hosp Ser
             A .............................................            5.500         08/15/43             6,507,540
    3,630 Kendall, Kane & Will Cntys, IL
             Cmnty Unit Sch Dist No 308
             Ser B (FGIC Insd) (a) .........................            5.250         10/01/20             3,868,237
    1,925 Kendall, Kane & Will Cntys, IL
             Cmnty Unit Sch Dist No 308
             Ser B (FGIC Insd) .............................            5.250         10/01/21             2,051,338
    1,250 Metropolitan Pier & Expo Auth IL
             Dedicated St Tax Rev
             McCormick Pl Expn Proj Ser A
             (FGIC Insd) ...................................            5.375         12/15/18             1,310,250
    2,000 Metropolitan Pier & Expo Auth IL
             Dedicated St Tax Rev
             McCormick Pl Expn Proj Ser A
             (FGIC Insd) ...................................            5.500         12/15/24             2,101,180
    6,000 Metropolitan Pier & Expo Auth IL
             Dedicated St Tax Rev
             McCormick Pl Expn Ser A
             (MBIA Insd) ...................................            5.250         06/15/42             6,368,400
    3,000 Pekin, IL Mtg Rev United Auto
             Workers Inc Proj Ser A (GNMA
             Collateralized) ...............................            5.250         05/20/34             3,065,100
    5,000 Regional Tran Auth IL Ser B
             (AMBAC Insd) ..................................            8.000         06/01/17             6,612,300
    5,000 University IL Univ Rev Aux Sys
             Fac Rfdg Ser A (AMBAC
             Insd) .........................................            5.000         04/01/30             5,144,400
                                                                                                      --------------
                                                                                                          77,753,999
                                                                                                      --------------

          INDIANA   5.4%
    1,000 Allen Cnty, IN Juvenile Just Ctr
             First Mtg (AMBAC Insd) ........................            5.500         01/01/18             1,073,850
    3,270 Allen Cnty, IN War Mem
             Coliseum Ser A (AMBAC
             Insd) (a) .....................................            5.500         11/01/16             3,527,774
    8,240 Indiana Hlth Fac Fin Auth Hosp
             Rev Cmnty Proj Ser A
             (AMBAC Insd) ..................................            5.000         05/01/35             8,592,919
    2,000 Indiana Hlth Fac Fin Auth Hosp
             Rev Columbus Regl Hosp Rfdg
             (FSA Insd) ....................................            7.000         08/15/15             2,291,200
    2,500 Indiana St Dev Fin Auth Rev
             Exempt Fac Conv Rfdg (AMT) ....................            5.950         08/01/30             2,562,850
    2,300 Indiana St Hsg & Cmnty Dev Auth
             Single Family Mtg Rev Ser D-1
             (GNMA Collateralized) (AMT) (b)................            4.600         07/01/31             2,261,820
   10,000 Indiana St Hsg & Cmnty Dev Auth
             Single Family Mtg Rev Ser D-1
             (GNMA Collateralized) (AMT) (b)................            4.625         07/01/38             9,741,050
                                                                                                      --------------
                                                                                                          30,051,463
                                                                                                      --------------
          IOWA   1.3%
    1,890 Des Moines, IA Pub Pkg Sys Rev
             Ser A (FGIC Insd) (a) .........................            5.750         06/01/17             2,000,622
    2,500 Tobacco Settlement Auth IA Rev
             Asset Bkd Ser C ...............................            5.500         06/01/42             2,617,975
    2,500 Tobacco Settlement Auth IA Rev
             Asset Bkd Ser C ...............................            5.625         06/01/46             2,635,725
                                                                                                      --------------
                                                                                                           7,254,322
                                                                                                      --------------
          KENTUCKY   3.9%
    1,475 Kenton Cnty, KY Arpt Brd Rev
             Cincinnati/Northn KY Intl Arpt
             Rfdg Ser A (MBIA Insd)
             (AMT) .........................................            6.200         03/01/08             1,511,285

      910 Kentucky Hsg Corp Hsg Rev Ser
             F (FNMA Collateralized)
             (AMT) .........................................            5.450         01/01/32               935,908
   14,295 Louisville & Jefferson Cntys, KY
             Metro Govt Hlth Sys Rev
             Norton Hlthcare Inc (b) .......................            5.000         10/01/30            14,918,786
    4,500 Louisville & Jefferson Cntys, KY
             Metro Govt Indl Bldg Rev
             Sisters of Mercy Cincinnati ...................            5.000         10/01/35             4,601,880
                                                                                                      --------------
                                                                                                          21,967,859
                                                                                                      --------------
          LOUISIANA   3.2%
    5,000 Lafayette, LA Util Rev (MBIA
             Insd) .........................................            5.250         11/01/23             5,388,450
       65 Louisiana Hsg Fin Agy Mtg Rev
             Single Family Access Pgm Ser
             B (GNMA Collateralized)
             (AMT) .........................................            8.000         03/01/25                66,255
    1,960 Louisiana Hsg Fin Agy Rev
             Azalea Estates Rfdg Ser A
             (GNMA Collateralized) (AMT) ...................            5.375         10/20/39             2,055,099
    3,000 Louisiana St Energy & Pwr Auth
             Pwr Proj Rev Rfdg (FSA
             Insd) .........................................            5.750         01/01/12             3,241,140
    7,000 Louisiana St Gas & Fuels Tax
             Rev Ser A (FGIC Insd)(b) ......................            5.000         05/01/41             7,329,420
                                                                                                      --------------
                                                                                                          18,080,364
                                                                                                      --------------
          MARYLAND   2.0%
      500 Baltimore, MD Convention Ctr
             Hotel Rev Drivers Ser 1251
             (XLCA Insd) (Acquired 2/06/06,
             Cost $588,545) (c) (f) ........................            9.186         03/01/14               674,000
    2,050 Maryland St Econ Dev Corp
             Student Hsg Rev Univ MD
             College Pk Proj Rfdg
             (Prerefunded @ 6/01/13) .......................            5.625         06/01/35             2,262,974

    2,000 Maryland St Hlth & Higher Ed
             Fac Auth Rev Medstar Hlth
             Rfdg ..........................................            5.375         08/15/24             2,124,580
    1,200 Maryland St Hlth & Higher Ed
             Fac Auth Rev Union Hosp
             Cecil Cnty Issue ..............................            5.000         07/01/40             1,242,036
    4,710 Northeast, MD Waste Disp Auth
             Rfdg (AMBAC Insd) (AMT) .......................            5.500         04/01/16             5,036,168
                                                                                                      --------------
                                                                                                          11,339,758
                                                                                                      --------------
          MASSACHUSETTS   3.7%
    3,955 Massachusetts Bay Trans Auth
             Gen Trans Sys Rfdg Ser A ......................            5.500         03/01/12             4,163,587
    4,800 Massachusetts St Dev Fin Agy
             Rev College Pharmacy & Allied
             Hlth Ser D (AGL Insd) .........................            5.000         07/01/35             4,981,776
    3,000 Massachusetts St Dev Fin Agy
             Semass Sys Ser A (MBIA
             Insd) .........................................            5.625         01/01/16             3,247,200
    1,000 Massachusetts St Hlth & Ed Fac
             Auth Rev Partn Hlthcare Sys
             Ser C .........................................            5.750         07/01/32             1,075,830
    1,000 Massachusetts St Hlth & Ed Fac
             Auth Rev Saint Mem Med Ctr
             Ser A .........................................            6.000         10/01/23             1,001,030
    6,050 Massachusetts St Hlth & Ed Fac
             Auth Rev Univ MA Mem Issue
             Ser D .........................................            5.000         07/01/33             6,126,472
                                                                                                      --------------
                                                                                                          20,595,895
                                                                                                      --------------
          MICHIGAN   0.6%
    3,000 Kent Hosp Fin Auth MI Rev
             Metro Hosp Proj Ser A .........................            6.250         07/01/40             3,329,940
                                                                                                      --------------
          MINNESOTA   2.0%
       10 Chaska, MN Elec Rev Ser A ........................            6.100         10/01/30                10,697

      990 Chaska, MN Elec Rev Ser A
             (Prerefunded @ 10/01/10) ......................            6.100         10/01/30             1,068,636
    1,150 Maple Grove, MN Hlthcare Fac
             Rev North Mem Hlthcare ........................            5.000         09/01/35             1,192,596
    2,200 Saint Paul, MN Hsg & Redev
             Auth Hosp Rev Hlth East Proj ..................            6.000         11/15/30             2,414,588
    2,000 Saint Paul, MN Hsg & Redev
             Auth Hosp Rev Hlth East Proj ..................            6.000         11/15/35             2,187,540
    3,875 Saint Paul, MN Port Auth Lease
             Rev Office Bldg at Cedar
             Str (a) .......................................            5.250         12/01/19             4,182,326
                                                                                                      --------------
                                                                                                          11,056,383
                                                                                                      --------------
          MISSISSIPPI   0.1%
      545 Mississippi Home Corp Single
             Family Rev Mtg Ser C (GNMA
             Collateralized) (AMT) .........................            7.600         06/01/29               566,010
      245 Mississippi Home Corp Single
             Family Rev Mtg Ser F (GNMA
             Collateralized) (AMT) .........................            7.550         12/01/27               251,235
                                                                                                      --------------
                                                                                                             817,245
                                                                                                      --------------
          MISSOURI   5.0%
    2,150 Cape Girardeau Cnty, MO Indl
             Southeast MO Hosp Assoc .......................            5.500         06/01/22             2,231,700
    1,345 Kansas City, MO Metro Cmnty
             Leasehold Jr College Impt &
             Rfdg (FGIC Insd) (Prerefunded
             @ 7/01/11) ....................................            5.500         07/01/17             1,436,272
    1,375 Missouri St Hlth & Ed Fac Auth
             Rev Sr Living Fac Lutheran
             Ser A .........................................            5.375         02/01/35             1,438,167
    1,210 Saint Louis, MO Arpt Rev Cap
             Impt Pgm Ser A (MBIA Insd)
             (Prerefunded @ 7/01/12) .......................            5.375         07/01/18             1,304,005
    3,000 Sikeston, MO Elec Rev Rfdg
             (MBIA Insd) ...................................            6.200         06/01/10             3,148,710

    5,500 Springfield, MO Pub Bldg Corp
             Leasehold Rev Branson Arpt Ser
             B (AMBAC Insd) (AMT) (b) ......................            4.550         07/01/29             5,332,528
    6,650 Springfield, MO Pub Bldg Corp
             Leasehold Rev Branson Arpt Ser
             B (AMBAC Insd) (AMT) (b) ......................            4.600         07/01/36             6,447,511
    6,500 Springfield, MO Pub Util Rev
             (FGIC Insd) ...................................            4.500         08/01/36             6,452,745
                                                                                                      --------------
                                                                                                          27,791,638
                                                                                                      --------------
          NEBRASKA   0.9%
    5,000 Omaha, NE Pub Pwr Dist Elec
             Rev Sys Ser A .................................            5.000         02/01/39             5,195,850
                                                                                                      --------------
          NEVADA   4.4%
   15,000 Clark Cnty, NV Arpt Rev Sub
             Lien Ser A-2 (FGIC Insd) ......................            5.000         07/01/36            15,607,050
    6,000 Clark Cnty, NV Indl Dev Rev
             Southwest Gas Corp Proj Ser
             A (AMBAC Insd) (AMT) ..........................            5.250         07/01/34             6,321,480
    2,800 Clark Cnty, NV Indl Dev Rev
             Southwest Gas Corp Proj Ser
             A (FGIC Insd) (AMT) ...........................            4.750         09/01/36             2,802,016
                                                                                                      --------------
                                                                                                          24,730,546
                                                                                                      --------------
          NEW HAMPSHIRE   0.6%
    1,155 New Hampshire Hlth & Ed Fac
             Auth Rev Derryfield Sch .......................            7.000         07/01/30             1,252,066
      845 New Hampshire Hlth & Ed Fac
             Univ Sys of NH (AMBAC
             Insd) .........................................            5.500         07/01/15               908,958
    1,000 New Hampshire St Bus Fin Auth
             Wtr Fac Rev Pennichuck
             Wtrwks Inc (AMBAC Insd)
             (AMT) .........................................            6.300         05/01/22             1,025,500
                                                                                                      --------------
                                                                                                           3,186,524
                                                                                                      --------------
          NEW JERSEY   19.7%
    3,110 Newark, NJ Hsg Auth Port Auth
             Newark Marine Terminal (MBIA
             Insd) .........................................            5.250         01/01/20             3,332,085
    5,000 New Jersey Econ Dev Auth Mtr
             Veh Rev Ser A (MBIA Insd) .....................            5.000         07/01/22             5,318,000
    2,700 New Jersey Econ Dev Auth Rev
             Cig Tax .......................................            5.750         06/15/29             2,903,985

    2,000 New Jersey Econ Dev Auth Rev
             Cig Tax .......................................            5.750         06/15/34             2,138,180
    3,000 New Jersey Econ Dev Auth Rev
             Mtr Veh Sur Rev Ser A (MBIA
             Insd) .........................................            5.000         07/01/23             3,156,360
   30,000 New Jersey Econ Dev Auth St
             Contract Econ Recovery
             (MBIA Insd) ...................................            5.900         03/15/21            35,619,600
    8,000 New Jersey Econ Dev Auth Wtr
             Fac Rev NJ Amer Wtr Co Inc
             Proj Ser A (FGIC Insd) (AMT) ..................            6.875         11/01/34             8,019,440
   10,000 New Jersey St Ed Fac Auth
             Higher Ed Cap Impt Ser A
             (AMBAC Insd) (Prerefunded
             @ 9/01/12) ....................................            5.250         09/01/21            10,746,400
   40,000 Tobacco Settlement Fin Corp NJ
             Ser 1A  (b) (g) ...............................            5.000         06/01/41            39,499,200
                                                                                                      --------------
                                                                                                         110,733,250
                                                                                                      --------------
          NEW MEXICO   0.6%
    2,020 University NM Univ Rev Sub Lien
             Rfdg Ser A (a) ................................            5.250         06/01/20             2,147,563
    1,125 University NM Univ Rev Sub Lien
             Rfdg Ser A ....................................            5.250         06/01/21             1,196,044
                                                                                                      --------------
                                                                                                           3,343,607
                                                                                                      --------------
          NEW YORK   16.6%
    5,000 Long Island, NY Pwr Auth Elec
             Sys Rev Gen Ser B .............................            5.000         12/01/35             5,248,800
    5,000 Nassau Cnty, NY Tob Settlement
             Corp Asset Bkd Ser A-3 ........................            5.000         06/01/35             5,083,600
    1,000 Nassau Cnty, NY Tob Settlement
             Corp Asset Bkd Ser A-3 ........................            5.125         06/01/46             1,020,760

   11,000 New York City Hsg Dev Corp
             Multi-Family Rent Hsg Rev
             Progress of Peoples Dev Ser
             B (FNMA Collateralized)
             (AMT) .........................................            4.950         05/15/36            11,205,700
    1,255 New York City Indl Dev Civic
             YMCA Gtr NY Proj ..............................            5.800         08/01/16             1,288,433
    3,720 New York City Ser A ..............................            7.000         08/01/07             3,777,474
    2,525 New York St Dorm Auth Lease
             Rev Muni Hlth Fac Impt Pgm
             Ser A (FSA Insd) ..............................            5.500         05/15/25             2,586,610
    1,625 New York St Dorm Auth Lease
             Rev St Univ Dorm Fac Ser A
             (Prerefunded @ 7/01/10) .......................            6.000         07/01/14             1,758,477
    3,100 New York St Dorm Auth Rev
             City Univ Sys Cons Ser A ......................            5.625         07/01/16             3,436,970
    2,600 New York St Dorm Auth Rev
             Cons City Univ Sys Second
             Gen Ser A .....................................            5.750         07/01/13             2,808,728
      500 New York St Dorm Auth Rev
             Mental Hlth Ser A .............................            5.750         08/15/12               510,760
    2,515 New York St Dorm Auth Rev
             Mental Hlth Ser B .............................            5.750         08/15/11             2,568,771
        5 New York St Dorm Auth Rev
             Mental Hlth Svc Fac Ser A
             (Prerefunded @ 2/15/07) .......................            5.750         08/15/12                 5,104
    2,040 New York St Dorm Auth Rev
             Sec Hosp Gen Hosp Rfdg ........................            5.750         02/15/18             2,229,230
      885 New York St Dorm Auth Rev
             Ser B .........................................            7.500         05/15/11               968,969
      650 New York St Dorm Auth Rev
             Ser B (Prerefunded @
             5/15/10) ......................................            7.500         05/15/11               712,803
    5,000 New York St Dorm Auth Rev St
             Univ Ed Fac Ser A .............................            5.500         05/15/08             5,109,100

    1,500 New York St Dorm Auth Rev
             Upstate Cmnty Colleges Ser
             B .............................................            5.250         07/01/20             1,609,800
    1,000 New York St Dorm Auth Rev
             Upstate Cmnty Colleges Ser
             B .............................................            5.250         07/01/21             1,072,540
    1,055 New York St Mtg Agy Rev
             Homeowner Mtg Ser 82
             (AMT) .........................................            5.650         04/01/30             1,062,997
    3,780 New York St Mtg Agy Rev Ser
             101 (AMT) .....................................            5.400         04/01/32             3,891,208
   15,000 Port Auth NY & NJ Cons Ser
             144 (b) .......................................            5.000         10/01/35            15,828,525
    4,000 Port Auth NY & NJ Spl Oblig Rev
             Spl Proj JFK Intl Arpt Term
             6 (MBIA Insd) (AMT) ...........................            5.750         12/01/22             4,137,160
   12,960 TSASC Inc NY Ser 1 ...............................            5.000         06/01/34            13,176,691
    2,150 Westchester, NY Tob Asset
             Sec Corp ......................................            5.125         06/01/38             2,196,655
                                                                                                      --------------
                                                                                                          93,295,865
                                                                                                      --------------
          NORTH CAROLINA   5.9%
    1,500 North Carolina Eastn Muni Pwr
             Agy Pwr Sys Rev Ser D .........................            6.700         01/01/19             1,614,945
   22,000 North Carolina Muni Pwr Agy No
             1 Catawba Elec Rev Rfdg
             (MBIA Insd) ...................................            6.000         01/01/12            24,115,080
    7,000 North Carolina Muni Pwr Agy
             Ser A (MBIA Insd) .............................            5.250         01/01/19             7,469,980
                                                                                                      --------------
                                                                                                          33,200,005
                                                                                                      --------------
          NORTH DAKOTA   0.2%
      700 North Dakota St Hsg Fin Agy
             Rev Hsg Fin Pgm Home Mtg Fin
             Ser B (MBIA Insd) (AMT) .......................            5.500         07/01/29               708,470

      330 North Dakota St Hsg Fin Agy Ser
             C (AMT) .......................................            5.550         07/01/29               332,224
                                                                                                      --------------
                                                                                                           1,040,694
                                                                                                      --------------
          OHIO   2.1%
    1,000 Cleveland-Cuyahoga Cnty, OH
             Port Auth Rev Student Hsg
             Euclid Ave Fenn Proj (AMBAC
             Insd) .........................................            5.000         08/01/28             1,046,860
    1,000 Cleveland, OH Muni Sch Dist
             (FSA Insd) ....................................            5.250         12/01/24             1,077,400
    1,500 Cuyahoga Cnty, OH Hosp Fac
             Rev Canton Inc Proj ...........................            7.500         01/01/30             1,647,105
    2,450 Lorain Cnty, OH Hosp Rev
             Catholic Hlthcare Impt & Rfdg
             Ser A .........................................            5.250         10/01/33             2,558,413
    2,000 Lorain Cnty, OH Hosp Rev
             Catholic Hlthcare .............................            5.375         10/01/30             2,107,500
    3,000 Lucas Cnty, OH Hosp Rev
             Promedica Hlthcare Oblig Rfdg
             (MBIA Insd) ...................................            6.000         11/15/07             3,053,790
                                                                                                      --------------
                                                                                                          11,491,068
                                                                                                      --------------
          OKLAHOMA   3.2%
    3,410 Jenks, OK Aquarium Auth Rev
             Rfdg (MBIA Insd) (a) ..........................            5.250         07/01/24             3,671,240
    1,475 Jenks, OK Aquarium Auth Rev
             Rfdg (MBIA Insd) ..............................            5.250         07/01/33             1,589,962
    3,970 McAlester, OK Pub Wk Auth Util
             Cap Apprec (FSA Insd) .........................              *           02/01/34             1,178,256
    2,250 Oklahoma City, OK Pub Ppty
             Auth Hotel Tax Rev (FGIC
             Insd) .........................................            5.250         10/01/29             2,429,348
    1,065 Oklahoma Dev Fin Auth Lease
             Rev OK Council Law
             Enforcement (MBIA Insd) (a) ...................            5.500         06/01/17             1,146,068

    1,120 Oklahoma Dev Fin Auth Lease
             Rev OK Council Law
             Enforcement (MBIA Insd) (a) ...................            5.500         06/01/18             1,205,758
    1,185 Oklahoma Dev Fin Auth Lease
             Rev OK Council Law
             Enforcement (MBIA Insd) (a) ...................            5.500         06/01/19             1,275,735
    2,250 Tulsa Cnty, OK Pub Fac Auth
             Cap Impt Rev (AMBAC Insd)
             (Prerefunded @ 11/01/09) ......................            6.250         11/01/22             2,437,695
    3,140 Tulsa, OK Indl Auth Hosp Rev
             Hillcrest Med Cent Proj Rfdg
             (Connie Lee Insd) (a)(d) ......................            6.250         06/01/08             3,242,427
                                                                                                      --------------
                                                                                                          18,176,489
                                                                                                      --------------
          OREGON   1.9%
    5,000 Oregon Hlth Sciences Univ Insd
             Ser A (MBIA Insd) .............................            5.250         07/01/22             5,318,100
    5,000 Oregon St Dept Admin Rfdg Ser
             C (MBIA Insd) .................................            5.250         11/01/18             5,301,500
                                                                                                      --------------
                                                                                                          10,619,600
                                                                                                      --------------
          PENNSYLVANIA   6.4%
    2,210 Chartiers Vly, PA Sch Dist Ser A
             (FSA Insd) (a) ................................            5.250         10/15/19             2,396,082
   24,740 Pennsylvania St Pub Sch Bldg Auth Lease
             Rev Sch Dist Philadelphia Proj
             Ser B (FSA Insd) (b) ..........................            4.500         06/01/32            24,535,400
    3,000 Susquehanna Area Regl Arpt
             Auth PA Arpt Sys Rev Ser A
             (AMBAC Insd) (AMT) ............................            5.375         01/01/21             3,163,410
    5,415 Susquehanna Area Regl Arpt
             Auth PA Arpt Sys Rev Ser A
             (AMBAC Insd) (AMT) (a) ........................            5.375         01/01/22             5,707,085
                                                                                                      --------------
                                                                                                          35,801,977
                                                                                                      --------------
          SOUTH CAROLINA   4.9%
    2,500 Charleston Ed Excellence Fin
             Corp SC Rev Charleston Cnty Sch
                       Dist (b) ............................            5.250         12/01/25             2,666,719

    7,500 Charleston Ed Excellence Fin
             Corp SC Rev Charleston Cnty Sch
             Dist (b) ......................................            5.250         12/01/26             8,000,156
    5,000 Easley, SC Util Rev Impt Comb
             Rfdg (FSA Insd) ...............................            5.000         12/01/34             5,249,050
    2,000 Laurens Cnty, SC Sch Dist No
             55 Installment Pur Rev ........................            5.250         12/01/30             2,111,940
    5,000 South Carolina Jobs Econ Dev
             Auth Indl Rev Elec & Gas Co
             Proj Ser A (AMBAC Insd) .......................            5.200         11/01/27             5,271,000
    3,750 South Carolina Jobs Econ Dev
             Auth Indl Rev Elec & Gas Co
             Proj Ser B (AMBAC Insd)
             (AMT) .........................................            5.450         11/01/32             3,973,425
                                                                                                      --------------
                                                                                                          27,272,290
                                                                                                      --------------
          SOUTH DAKOTA   2.8%
    1,375 Deadwood, SD Ctf Partn (ACA
             Insd) .........................................            6.375         11/01/20             1,461,529
    4,000 South Dakota Hsg Dev Auth
             Homeownership Mtg Ser E (AMT) (b)                          4.500         11/01/26             3,940,580
    8,060 South Dakota Hsg Dev Auth
             Homeownership Mtg Ser E (AMT) (b) .............            4.625         05/01/36             7,894,931
    2,500 South Dakota St Hlth & Ed Fac
             Auth Rev Sioux Vly Hosp &
             Hlth Sys Ser A ................................            5.250         11/01/34             2,628,875
                                                                                                      --------------
                                                                                                          15,925,915
                                                                                                      --------------
          TENNESSEE   1.3%
    1,750 Chattanooga, TN Hlth Ed & Hsg
             Fac Brd Rev CDFI Phase I LLC
             Proj Rfdg Ser A ...............................            5.125         10/01/35             1,769,407
    2,000 Elizabethton, TN Hlth & Ed Fac
             Brd Rev Impt Hosp First Mtg
             Rfdg Ser B ....................................            8.000         07/01/33             2,340,500
    1,500 Elizabethton, TN Hlth & Ed Fac
             Brd Rev Impt Hosp Rfdg Ser B
             (MBIA Insd) ...................................            7.750         07/01/29             1,793,070

    1,000 Johnson City, TN Hlth & Ed Fac
             Brd Hosp Rev First Mtg Mtn St
             Hlth Rfdg Ser A (MBIA Insd) ...................            7.500         07/01/25             1,195,270
                                                                                                      --------------
                                                                                                           7,098,247
                                                                                                      --------------
          TEXAS   14.7%
    2,000 Alliance Arpt Auth Inc TX Spl
             Fac Rev FedEx Corp Proj Rfdg
             (AMT) .........................................            4.850         04/01/21             2,025,280
    2,350 Austin, TX Ctf Oblig (MBIA
             Insd) (a) .....................................            5.375         09/01/20             2,516,850
    2,545 Dallas Cnty, TX Cmnty College
             Fin Sys (AMBAC Insd)
             (Prerefunded @ 2/15/10) (a) ...................            5.375         02/15/17             2,662,324
    5,500 Dallas-Fort Worth, TX Intl Arpt
             Rev Jt Impt & Rfdg Ser A
             (FGIC Insd) (AMT) .............................            5.500         11/01/31             5,803,380
    4,000 Dallas-Fort Worth, TX Intl Arpt
             Rev Jt Ser A (FGIC Insd)
             (AMT) .........................................            5.750         11/01/30             4,172,360
    8,000 Dallas-Fort Worth, TX Intl Arpt
             Rev Jt Ser A (FSA Insd)
             (AMT) .........................................            5.500         11/01/21             8,636,880
    2,000 Harris Cnty, TX Hlth Fac Dev
             Corp Hosp Rev Mem Hermann
             Hlthcare Ser A (Prerefunded
             @ 6/01/11) ....................................            6.375         06/01/29             2,218,300
    2,000 Houston, TX Arpt Sys Rev Sub
             Lien (FSA Insd) ...............................            5.500         07/01/20             2,147,260
   10,000 Houston, TX Arpt Sys Rev Sub
             Lien Ser A (FSA Insd) (AMT) ...................            5.125         07/01/32            10,301,500
    3,000 Houston, TX Arpt Sys Rev Sub
             Lien Ser A (FSA Insd) (AMT) ...................            5.625         07/01/30             3,142,890
   12,000 Houston, TX Util Sys Rev First
             Lien Rfdg Ser A (FSA Insd) ....................            5.250         05/15/21            12,900,240

    2,185 Lower CO Riv Auth TX
             Transmission Contract Rev
             LCRA Svc Corp Proj Rfdg
             (FGIC Insd) ...................................            5.000         05/15/24             2,256,275
    2,185 Lower CO Riv Auth TX
             Transmission Contract Rev
             LCRA Svc Corp Proj Rfdg
             (FGIC Insd) ...................................            5.000         05/15/25             2,260,623
    4,000 Lower CO Riv Auth TX
             Transmission Contract Rev
             LCRA Svc Corp Proj Rfdg
             (FGIC Insd) ...................................            5.000         05/15/33             4,104,400
    1,000 Matagorda Cnty, TX Na Dist
             No 1 Rev Coll Centerpoint
             Energy Proj Rfdg ..............................            5.600         03/01/27             1,060,040
    3,000 Metropolitan Hlth Fac Dev Corp
             TX Wilson N Jones Mem Hosp
             Proj ..........................................            7.250         01/01/31             3,108,690
   10,000 North Cent, TX Hlth Fac Dev
             Hosp Childrens Med Ctr Dallas
             (AMBAC Insd) ..................................            5.250         08/15/32            10,527,600
    2,360 University of TX Univ Rev Fin
             Sys Ser B (Prerefunded @
             8/15/13) ......................................            5.250         08/15/20             2,558,570
                                                                                                      --------------
                                                                                                          82,403,462
                                                                                                      --------------
          UTAH   0.4%
    2,380 Mountain Regl Wtr Spl Svc Dist
             Rfdg (MBIA Insd) ..............................            5.000         12/15/33             2,495,430
                                                                                                      --------------
          VIRGINIA   0.7%
    2,000 Tobacco Settlement Fin Corp VA
             Asset Bkd .....................................            5.500         06/01/26             2,128,280
    1,670 Tobacco Settlement Fin Corp VA
             Asset Bkd .....................................            5.625         06/01/37             1,786,199
                                                                                                      --------------
                                                                                                           3,914,479
                                                                                                      --------------

          WASHINGTON   7.9%
    9,850 Bellevue, WA Convention Ctr
             Auth Spl Oblig Rev Comp Int
             Rfdg (MBIA Insd) ..............................              *           02/01/25             4,460,474
    7,500 Chelan Cnty, WA Pub Util Dist No
             001 Cons Rev Chelan Hydro
             Ser A (MBIA Insd) (AMT) .......................            5.600         01/01/36             7,989,825
    5,000 Energy Northwest WA Elec Rev
             Columbia Generating Rfdg Ser
             A (FSA Insd) ..................................            5.500         07/01/16             5,382,650
    2,500 Energy Northwest WA Elec Rev
             Proj No 3 Rfdg Ser A (FSA
             Insd) .........................................            5.500         07/01/18             2,682,375
    5,000 Energy Northwest WA Elec Rev
             Proj No 3 Rfdg Ser B (FSA
             Insd) .........................................            6.000         07/01/16             5,529,900
    2,000 Port Seattle, WA Rev Ser B
             (MBIA Insd) (AMT) .............................            5.625         02/01/24             2,097,520
    2,120 Seattle, WA Muni Lt & Pwr Rev ....................            5.625         12/01/17             2,244,275
    3,000 Spokane, WA Pub Fac Dist Hotel
             Motel & Sales Use Tax (MBIA
             Insd) .........................................            5.250         09/01/33             3,188,010
    4,750 Tacoma, WA Elec Sys Rev Rfdg
             Ser A (FSA Insd) ..............................            5.750         01/01/14             5,123,160
    1,500 Tacoma, WA Elec Sys Rev Rfdg
             Ser B (FSA Insd) ..............................            5.500         01/01/12             1,611,585
    5,125 Washington St Pub Pwr Supply
             Sys Nuclear Proj No 3 Rev
             Rfdg Ser C (MBIA Insd) (a) ....................              *           07/01/14             3,790,091
                                                                                                      --------------
                                                                                                          44,099,865
                                                                                                      --------------
          WEST VIRGINIA   1.4%
    8,000 Harrison Cnty, WV Cmnty Solid
             Waste Disp Rev West Penn
             Pwr Co Proj Ser A (MBIA Insd)
             (AMT) .........................................            6.875         04/15/22             8,019,280
                                                                                                      --------------

          WISCONSIN   0.9%
    1,500 Southeast WI Professional
             Baseball Pk Dist Sales Tax
             Rev Rfdg Ser A (MBIA Insd) ....................            5.500         12/15/20             1,723,005
    3,000 Wisconsin St Hlth & Ed Fac
             Wheaton Franciscan Svc Rfdg
             (Prerefunded @ 2/15/12) .......................            5.750         08/15/30             3,288,570
                                                                                                      --------------
                                                                                                           5,011,575
                                                                                                      --------------
          WYOMING   0.2%
    1,000 University WY Univ Rev Fac
             Impt (FSA Insd) ...............................            5.500         06/01/18             1,063,780
                                                                                                      --------------
          PUERTO RICO   2.2%
   10,000 Puerto Rico Comwlth Hwy &
             Trans Auth Hwy Rev Rfdg Ser
             Y (FSA Insd) (h) ..............................            6.250         07/01/21            12,316,200
                                                                                                      --------------

TOTAL LONG-TERM INVESTMENTS   185.6%
  (Cost $990,551,579) ........................................................................         1,040,564,010
SHORT-TERM INVESTMENTS   2.6%
  (Cost $14,800,000)..........................................................................            14,800,000
                                                                                                      --------------

TOTAL INVESTMENTS  188.2%
  (Cost $1,005,351,579).......................................................................         1,055,364,010

LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO
  SECURITIES HELD  (27.4%)
  (Cost $153,622,500)

(153,623) Notes with interest rates ranging from 3.54% to 3.68% at January 31,
          2007 and contractual maturities of collateral ranging from 2024 to
          2041 (i) ...........................................................................          (153,622,500)
                                                                                                      --------------

TOTAL NET INVESTMENTS  160.8%
  (Cost $851,729,079).........................................................................           901,741,510

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.0%).................................................              (381,003)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (60.8%)...................................          (340,672,507)
                                                                                                      --------------

NET ASSETS APPLICABLE TO COMMON SHARES 100.0%.................................................        $  560,688,000
                                                                                                      ==============


Percentages are calculated as a percentage of net assets applicable to common shares.

*    Zero coupon bond



(a)  The Trust owns 100% of the outstanding bond issuance.

(b)  Underlying security related to Inverse Floaters entered into by the Trust.

(c)  Inverse Floating Rate

(d)  Escrowed to Maturity

(e) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(f) Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.4% of net assets applicable to common shares.

(g)  Security purchased on a when-issued or delayed delivery basis.

(h) All or a portion of this security has been physically segregated in connection with open futures contracts.

(i) Floating rate notes. The interest rate shown reflects the rates in effect at January 31, 2007.



ACA - American Capital Access
AGL - Assured Guaranty Ltd.
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
Connie Lee - Connie Lee Insurance Co.
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Administration
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance Inc.
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Investors Assurance Corp.
XLCA - XL Capital Assurance Inc.

  FUTURES CONTRACTS OUTSTANDING AS OF JANUARY 31, 2007:

                                                                                                          UNREALIZED
                                                                                                       APPRECIATION/
SHORT CONTRACTS:                                                                         CONTRACTS      DEPRECIATION
U.S. Treasury Notes 10-Year Futures, March 2007
   (Current Notional Value of $106,750 per contract) ...........................               891        $2,022,429
U.S. Treasury Bonds Futures, March 2007 (Current
   Notional Value of $110,125 per contract) ....................................               808         1,635,666
                                                                                         ---------        ----------
                                                                                             1,699        $3,658,095
                                                                                        ----------        ----------

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Municipal Opportunity Trust


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2007


By: /s/ James W. Garrett
    ---------------------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: March 22, 2007